SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Cost of sales	$ 44,694,000	$ 43,591,000
Research and development	4,464,000	4,916,000
Significant Segment [Member]
Segment Reporting Information [Line Items]
Revenues	66,434,000	60,824,000
Cost of sales	44,694,000	43,591,000
General and administrative	18,337,000	15,669,000
Selling and marketing	2,965,000	2,218,000
Research and development	4,464,000	4,916,000
Depreciation	1,002,000	1,045,000
Interest	1,646,000	1,718,000
Net loss	$ (6,674,000)	$ (8,333,000)